Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 77.6%
Penn Series Flexibly Managed Fund*	43,612	$5,151,438
Penn Series Index 500 Fund*	254,873	15,509,029
Penn Series Large Cap Growth Fund*	11,854	574,578
Penn Series Large Cap Value Fund*	62,599	3,429,787
Penn Series Large Core Growth Fund*	56,890	2,288,696
Penn Series Large Core Value Fund*	63,494	2,299,112
Penn Series Large Growth Stock Fund*	31,315	3,428,341
Penn Series Mid Cap Growth Fund*	27,404	1,114,256
Penn Series Mid Cap Value Fund*	32,929	1,135,731
Penn Series Mid Core Value Fund*	69,312	2,870,921
Penn Series Real Estate Securities Fund*	81,664	2,854,168
Penn Series Small Cap Index Fund*	44,946	1,727,279
Penn Series SMID Cap Growth Fund*	22,101	1,122,268
Penn Series SMID Cap Value Fund*	26,520	1,131,588
TOTAL AFFILIATED EQUITY FUNDS (Cost $32,213,040)		44,637,192

AFFILIATED FIXED INCOME FUNDS — 6.9%
Penn Series Limited Maturity Bond Fund*	37,545	568,055
Penn Series Quality Bond Fund*	196,209	3,392,462
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $3,566,314)		3,960,517

AFFILIATED INTERNATIONAL EQUITY FUNDS — 14.7%
Penn Series Developed International Index Fund*	126,395	2,841,349
Penn Series Emerging Markets Equity Fund*	44,033	571,994
Penn Series International Equity Fund*	109,203	5,069,194
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $6,917,362)		8,482,537
TOTAL INVESTMENTS — 99.2% (Cost $42,696,716)		$57,080,246
Other Assets & Liabilities — 0.8%		440,545
TOTAL NET ASSETS — 100.0%		$57,520,791

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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